Significant accounting policies - Effect Of Adoption Of IFRS 16 On Statement Of Financial Position Explanatory (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [Line Items]
Current portion of Lease receivable	$ 9	$ 9
Lease receivable	30	34
Property, plant and equipment	1,705	37	$ 2,574
Current portion of lease liabilities	29	30
Current portion of provisions		4
Lease liabilities	85	106
Long-term portion of provisions		18
Deficit	$ (1,197)	409	(416)
As reported at December 31, 2018 [member]
Statement [Line Items]
Current portion of provisions			16
Long-term portion of provisions			69
Deficit			$ 416
Adjustments [member]
Statement [Line Items]
Current portion of Lease receivable		9
Lease receivable		34
Property, plant and equipment		37
Current portion of lease liabilities		30
Current portion of provisions		(12)
Lease liabilities		106
Long-term portion of provisions		(51)
Deficit		$ (7)